UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder - Dreman High Return Equity Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                                 Shares                    Value ($)
                                                                              ------------------------------------------
Common Stocks 89.2%
Consumer Discretionary 7.3%
Automobiles 0.7%
Ford Motor Co. (e)                                                                2,573,875                  36,317,376

Multiline Retail 0.7%
Federated Department Stores, Inc.                                                   955,925                  41,487,145

Specialty Retail 5.9%
Best Buy Co., Inc.                                                                  326,270                  15,178,080
Borders Group, Inc. (b)                                                           5,115,200                 122,253,280
Home Depot, Inc.                                                                  2,798,835                 102,325,408
Lowe's Companies, Inc.                                                              398,050                  19,783,085
Staples, Inc.                                                                     2,373,805                  68,080,728
                                                                                                           ------------
                                                                                                            327,620,581

Consumer Staples 18.3%
Food & Drug Retailing 0.4%
Safeway, Inc.*                                                                    1,090,725                  22,032,645

Tobacco 17.9%
Altria Group, Inc.                                                                9,608,875                 470,354,431
Imperial Tobacco Group (ADR) (e)                                                    691,850                  30,856,510
Reynolds American, Inc.                                                           2,217,491                 167,420,570
Universal Corp. (b)                                                               2,113,950                  95,402,564
UST, Inc.                                                                         5,828,600                 233,843,432
                                                                                                           ------------
                                                                                                            997,877,507

Energy 11.0%
Energy Equipment & Services 0.8%
Transocean, Inc.* (e)                                                             1,461,175                  44,858,072

Oil & Gas 10.2%
ChevronTexaco Corp.                                                               1,722,867                 167,979,532
ConocoPhillips                                                                    3,235,473                 240,816,255
Devon Energy Corp.                                                                  954,375                  61,853,044
El Paso Corp. (e)                                                                 6,132,125                  50,160,783
Kerr-McGee Corp.                                                                    902,625                  47,640,548
                                                                                                           ------------
                                                                                                            568,450,162

Financials 29.6%
Banks 13.5%
Bank of America Corp.                                                             3,683,368                 165,677,893
KeyCorp.                                                                          2,442,850                  76,583,347
PNC Financial Services Group                                                      1,695,010                  90,971,187
Sovereign Bancorp, Inc.                                                           3,566,300                  77,959,318
US Bancorp.                                                                       1,909,250                  56,322,875
Wachovia Corp.                                                                    1,019,500                  47,824,745
Washington Mutual, Inc.                                                           6,012,264                 233,456,211
                                                                                                           ------------
                                                                                                            748,795,576

Capital Markets 0.0%
Piper Jaffray Companies, Inc.*                                                       19,044                     820,796

Diversified Financial Services 12.7%
CIT Group, Inc.                                                                     654,875                  23,405,233
Fannie Mae                                                                        3,823,750                 284,678,187
Freddie Mac                                                                       5,340,350                 358,444,292
JPMorgan Chase & Co.                                                                998,669                  39,527,319
                                                                                                           ------------
                                                                                                            706,055,031

Insurance 3.4%
American International Group, Inc.                                                1,478,200                 105,306,968
Marsh & McLennan Companies, Inc.                                                  1,196,500                  53,471,585
Ohio Casualty Corp.*                                                                298,900                   6,022,835
St. Paul Companies, Inc.                                                            671,860                  23,306,824
                                                                                                           ------------
                                                                                                            188,108,212

Health Care 16.7%
Health Care Equipment & Supplies 0.9%
Becton, Dickinson and Co. (e)                                                     1,027,640                  49,450,037

Health Care Providers & Services 8.3%
AmerisourceBergen Corp.                                                           1,541,600                  83,400,560
Cardinal Health, Inc.                                                               498,700                  22,541,240
HCA, Inc.                                                                         2,099,900                  81,497,119
Humana, Inc.*                                                                       718,240                  13,646,560
Laboratory Corp. of America Holdings*                                             2,432,150                 101,153,119
Medco Health Solutions, Inc.*                                                     2,241,122                  69,990,240
Quest Diagnostics, Inc.                                                           1,031,550                  88,300,680
                                                                                                           ------------
                                                                                                            460,529,518

Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.                                                          6,308,750                 149,706,637
Merck & Co., Inc.                                                                 2,644,520                 118,924,064
Pfizer, Inc.                                                                      3,397,705                 111,003,022
Schering-Plough Corp.                                                               979,775                  18,086,647
Wyeth                                                                               537,350                  19,650,890
                                                                                                           ------------
                                                                                                            417,371,260

Industrials 3.8%
Electrical Equipment 1.2%
Emerson Electric Co.                                                              1,083,475                  67,446,319

Industrial Conglomerates 2.6%
General Electric Co.                                                              1,521,825                  49,900,642
Tyco International Ltd. (e)                                                       3,001,980                  94,022,013
                                                                                                           ------------
                                                                                                            143,922,655

Information Technology 2.4%
IT Consulting & Services 2.4%
Electronic Data Systems Corp. (e)                                                 6,918,911                 132,981,469

Utilities 0.1%
Gas Utilities 0.1%
NiSource, Inc.*                                                                   1,613,040                   4,113,252


Total Common Stocks (Cost $4,043,389,084)                                                                 4,958,237,613

                                                                                     Principal
                                                                                     Amount ($)            Value ($)
                                                                              ------------------------------------------

US Government Backed 0.7%
US Treasury Bills:
1.00%**, 9/2/2004 (c)                                                            10,000,000                   9,999,726
1.66%**, 12/16/2004 (c)                                                          10,000,000                   9,952,300
1.77%**, 1/27/2005 (c)                                                           20,000,000                  19,857,756
                                                                                                           ------------

Total US Government Backed (Cost $39,809,782)                                                                39,809,782

                                                                                 Shares                    Value ($)
                                                                              ------------------------------------------

Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 1.55% (d) (f)
(Cost $35,988,700)                                                               35,988,700                  35,988,700

Cash Equivalents 9.4%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $523,959,029)                                                             523,959,029                 523,959,029

                                                                                                           ------------

Total Investment Portfolio  (Cost $4,643,146,595)                                                         5,557,995,124
                                                                                                        ===============

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Transactions in Securities of Affiliated Issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the nine months ended August 31, 2004 with companies which are or were affiliates is as follows:

                           Purchases    Sales        Realized      Dividend
Affiliate          Shares  Cost ($)    Cost ($)    Gain/Loss ($)   Income ($)     Value ($)
-------------------------------------------------------------------------------------------
Borders Group, Inc. 5,115,200   2,199          -               -   1,227,648     122,253,280
Universal Corp.     2,113,950   135,513        -               -   2,473,322      95,402,564
--------------------------------------------------------------------------------------------
                                                                   3,700,970     217,655,844

(c) At August 31, 2004, this security has been pledged to cover, in whole or part, initial margin requirements for open futures contracts.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $34,944,592, which is 0.6% of net assets.

(f) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman High Return Equity Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder-Dreman High Return Equity Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004